Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Balance at beginning of year	$ 18,333	$ 25,256	$ 7,402
Subsequent utilization of valuation allowance	(7)	(4)	(270)
Additions to valuation allowance	3,527	214	15,597
Exchange differences	(21)	(107)	36
Balance at end of year	5,216	18,333	25,256
Divestiture
Valuation Allowance [Line Items]
Divestitures	(16,616)	(7,026)
Acquisition 1
Valuation Allowance [Line Items]
Acquisitions			$ 2,491